Financial Instruments, Financial Risks and Capital Management - Summary of Remaining Contractual Maturity for Non Derivative Financial Liabilities (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-interest bearing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	$ 53,001	$ 47,040
Carrying amount	53,001	47,040
Non-interest bearing [Member] | On demand or within 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	53,001	47,040
Lease liabilities (fixed rate) [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	46,529	43,242
Adjustment	(2,911)	(4,780)
Carrying amount	$ 43,618	$ 38,462
Lease liabilities (fixed rate) [Member] | Bottom of range [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate	1.48%	1.48%
Lease liabilities (fixed rate) [Member] | Top of range [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate	18.00%	9.75%
Lease liabilities (fixed rate) [Member] | On demand or within 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	$ 24,097	$ 19,869
Lease liabilities (fixed rate) [Member] | Within 2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	19,854	19,706
Lease liabilities (fixed rate) [Member] | Within 3 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	$ 2,578	$ 3,667